Long-Term and Other Short-Term Obligations - Summary of Long-term and Other Short-term Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Long term debt	$ 188,995	$ 189,324	$ 185,289
Less current maturities	(17,605)	(14,449)	(14,909)
Less unamortized deferred financing costs	(1,377)	(1,466)	(1,285)
Long-term debt and lease obligation	170,013	173,409	169,095
Base Rate | Borrowings
Debt Instrument [Line Items]
Long term debt		0	40,776
Secured Overnight Financing Rate (SOFR) | Borrowings
Debt Instrument [Line Items]
Long term debt	12,762	12,762	0
Equipment Term Loan | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Long term debt	3,433	3,433	0
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Long term debt		0	593
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Long term debt	362	541	1,246
Notes Payable to Bank | April 2026
Debt Instrument [Line Items]
Long term debt	1,724	1,873	0
Notes Payable to Bank | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Long term debt		0	76,792
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Long term debt	142,531	142,532	0
Delayed Draw Term Loan | London Interbank Offered Rate (LIBOR) | December 2022
Debt Instrument [Line Items]
Long term debt		0	65,882
Delayed Draw Term Loan | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Long term debt	$ 28,183	$ 28,183	$ 0